Putnam Small Cap Growth Fund
The fund's portfolio
9/30/21 (Unaudited)

COMMON STOCKS (97.8%)(a)
	Shares	Value
Auto components (1.0%)
Patrick Industries, Inc.	109,600	$9,129,680

		9,129,680
Banks (0.7%)
ServisFirst Bancshares, Inc.	76,800	5,975,040

		5,975,040
Biotechnology (9.0%)
Acceleron Pharma, Inc.(NON)	78,118	13,444,108
Ascendis Pharma A/S ADR (Denmark)(NON)(S)	43,800	6,981,282
Biohaven Pharmaceutical Holding Co., Ltd.(NON)(S)	77,900	10,821,089
CareDx, Inc.(NON)	21,000	1,330,770
Cytokinetics, Inc.(NON)	123,700	4,421,038
Denali Therapeutics, Inc.(NON)	67,400	3,400,330
Halozyme Therapeutics, Inc.(NON)(S)	291,500	11,858,220
Insmed, Inc.(NON)(S)	188,500	5,191,290
Intellia Therapeutics, Inc.(NON)	34,300	4,601,345
Natera, Inc.(NON)	80,300	8,948,632
Turning Point Therapeutics, Inc.(NON)	52,400	3,480,932
Veracyte, Inc.(NON)(S)	93,949	4,363,931

		78,842,967
Building products (1.4%)
AZEK Co., Inc. (The)(NON)	341,936	12,490,922

		12,490,922
Capital markets (3.9%)
Hamilton Lane, Inc. Class A	185,085	15,698,910
Open Lending Corp. Class A(NON)(S)	380,200	13,713,814
StepStone Group, Inc. Class A(S)	120,100	5,121,064

		34,533,788
Chemicals (1.5%)
Ingevity Corp.(NON)	109,700	7,829,289
Orion Engineered Carbons SA (Luxembourg)(NON)	302,100	5,507,283

		13,336,572
Commercial services and supplies (2.6%)
Brink's Co. (The)(S)	119,700	7,577,010
Montrose Environmental Group, Inc.(NON)	245,752	15,172,728

		22,749,738
Construction and engineering (1.4%)
WillScot Mobile Mini Holdings Corp.(NON)	376,736	11,950,066

		11,950,066
Containers and packaging (0.8%)
Ranpak Holdings Corp.(NON)	263,476	7,066,426

		7,066,426
Diversified financial services (0.3%)
EverArc Holdings, Ltd. (British Virgin Islands)(NON)	194,901	2,436,263

		2,436,263
Electronic equipment, instruments, and components (3.0%)
Littelfuse, Inc.	35,500	9,701,085
Novanta, Inc.(NON)(S)	104,705	16,176,923

		25,878,008
Energy equipment and services (0.7%)
ChampionX Corp.(NON)	272,200	6,086,392

		6,086,392
Food and staples retail (1.2%)
Performance Food Group Co.(NON)	223,600	10,388,456

		10,388,456
Health care equipment and supplies (8.4%)
AtriCure, Inc.(NON)	62,400	4,339,920
Axonics, Inc.(NON)(S)	141,700	9,223,253
CONMED Corp.	116,780	15,278,327
InMode, Ltd. (Israel)(NON)	229,349	36,569,698
Lantheus Holdings, Inc.(NON)	176,800	4,540,224
STAAR Surgical Co.(NON)	28,100	3,611,693

		73,563,115
Health-care providers and services (4.0%)
Castle Biosciences, Inc.(NON)	67,195	4,468,468
HealthEquity, Inc.(NON)	65,300	4,228,828
LHC Group, Inc.(NON)	62,200	9,759,802
R1 RCM, Inc.(NON)	750,653	16,521,873

		34,978,971
Health-care technology (2.5%)
Definitive Healthcare Corp.(NON)(S)	152,500	6,531,575
Health Catalyst, Inc.(NON)(S)	136,877	6,845,219
Phreesia, Inc.(NON)(S)	144,575	8,920,278

		22,297,072
Hotels, restaurants, and leisure (5.3%)
Accel Entertainment, Inc.(NON)	339,800	4,125,172
Churchill Downs, Inc.	66,100	15,869,288
Everi Holdings, Inc.(NON)	328,200	7,935,876
F45 Training Holdings, Inc.(NON)(S)	354,510	5,303,470
Planet Fitness, Inc. Class A(NON)	82,100	6,448,955
Wingstop, Inc.	44,452	7,287,016

		46,969,777
Household durables (0.7%)
Installed Building Products, Inc.	61,100	6,546,865

		6,546,865
Insurance (1.2%)
Kinsale Capital Group, Inc.	65,054	10,519,232

		10,519,232
Internet and direct marketing retail (0.8%)
Revolve Group, Inc.(NON)	110,500	6,825,585

		6,825,585
IT Services (1.9%)
Shift4 Payments, Inc. Class A(NON)(S)	91,601	7,100,910
WNS Holdings, Ltd. ADR (India)(NON)	113,600	9,292,480

		16,393,390
Life sciences tools and services (3.9%)
Medpace Holdings, Inc.(NON)	102,900	19,476,912
Pacific Biosciences of California, Inc.(NON)	123,300	3,150,315
Repligen Corp.(NON)	39,069	11,290,550

		33,917,777
Machinery (4.0%)
Albany International Corp. Class A	70,863	5,447,239
Altra Industrial Motion Corp.	182,900	10,123,515
John Bean Technologies Corp.	45,100	6,338,805
RBC Bearings, Inc.(NON)(S)	61,537	13,058,151

		34,967,710
Media (3.3%)
Cable One, Inc.	6,569	11,910,451
TechTarget, Inc.(NON)(S)	201,229	16,585,294

		28,495,745
Personal products (0.4%)
Beauty Health Co. (The)(NON)(S)	142,600	3,703,322

		3,703,322
Pharmaceuticals (0.3%)
Antares Pharma, Inc.(NON)(S)	669,700	2,437,708

		2,437,708
Professional services (1.0%)
Korn Ferry	116,800	8,451,648

		8,451,648
Real estate management and development (2.1%)
Colliers International Group, Inc. (Canada)	146,280	18,724,441

		18,724,441
Road and rail (4.2%)
Saia, Inc.(NON)	56,161	13,368,003
TFI International, Inc. (Canada)	230,100	23,540,469

		36,908,472
Semiconductors and semiconductor equipment (4.6%)
Brooks Automation, Inc.	104,076	10,652,179
Nova Measuring Instruments, Ltd. (Israel)(NON)(S)	164,797	16,857,085
Onto Innovation, Inc.(NON)	95,400	6,892,650
Ultra Clean Holdings, Inc.(NON)	133,730	5,696,898

		40,098,812
Software (12.8%)
Digital Turbine, Inc.(NON)	101,100	6,950,625
EngageSmart, Inc.(NON)(S)	28,600	974,116
j2 Global, Inc.(NON)(S)	95,700	13,074,534
Manhattan Associates, Inc.(NON)	112,000	17,139,360
Paylocity Holding Corp.(NON)	72,363	20,290,585
Rapid7, Inc.(NON)	75,100	8,487,802
Sprout Social, Inc. Class A(NON)	70,500	8,597,475
SPS Commerce, Inc.(NON)	100,100	16,147,131
Upland Software, Inc.(NON)	183,000	6,119,520
Verra Mobility Corp.(NON)	980,362	14,774,055

		112,555,203
Specialty retail (6.3%)
Boot Barn Holdings, Inc.(NON)	236,028	20,975,808
Five Below, Inc.(NON)	86,793	15,345,870
Lithia Motors, Inc.	34,100	10,811,064
RH(NON)(S)	12,200	8,136,302

		55,269,044
Textiles, apparel, and luxury goods (0.8%)
Deckers Outdoor Corp.(NON)	18,500	6,663,700

		6,663,700
Trading companies and distributors (1.8%)
Applied Industrial Technologies, Inc.	75,350	6,791,296
SiteOne Landscape Supply, Inc.(NON)(S)	46,094	9,194,368

		15,985,664

Total common stocks (cost $576,923,565)		$857,137,571

SHORT-TERM INVESTMENTS (12.1%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 0.09%(AFF)	90,797,470	$90,797,470
Putnam Short Term Investment Fund Class P 0.08%(AFF)	15,535,302	15,535,302

Total short-term investments (cost $106,332,772)		$106,332,772
TOTAL INVESTMENTS

Total investments (cost $683,256,337)		$963,470,343

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2021 through September 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "the SEC" represent the Securities and Exchange Commission, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $876,312,887.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/21
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$102,743,164	$131,352,358	$143,298,052	$18,703	$90,797,470
	Putnam Short Term Investment Fund**	13,768,127	31,892,052	30,124,877	2,831	15,535,302

	Total Short-term investments	$116,511,291	$163,244,410	$173,422,929	$21,534	$106,332,772
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $90,797,470 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $88,669,817. Certain of these securities were sold prior to the close of the reporting period.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$28,495,745	$—	$—
Consumer discretionary	131,404,651	—	—
Consumer staples	14,091,778	—	—
Energy	6,086,392	—	—
Financials	53,464,323	—	—
Health care	246,037,610	—	—
Industrials	143,504,220	—	—
Information technology	194,925,413	—	—
Materials	20,402,998	—	—
Real estate	18,724,441	—	—

Total common stocks	857,137,571	—	—
Short-term investments	—	106,332,772	—

Totals by level	$857,137,571	$106,332,772	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com